Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Schedule of basic earnings per share
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	407	647	2,159

Schedule of weighted average number of ordinary shares
For the year ended December 31
2024	2023	2022
Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,289,436	1,289,179	1,285,585
Shares issued during the year	532	182	1,719
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,289,968	1,289,361	1,287,304

Schedule of weighted average number of ordinary shares diluted

For the year ended December 31
2024	2023	2022
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,289,968	1,289,361	1,287,304
Effect of stock options*	71	1,307	2,643
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,290,039	1,290,668	1,289,947

* As of December 31, 2024, 2023 and 2022, number of 23.5 million, 11 million and 7.6 million options, respectively, were not included since they did not have a diluting effect.